Chapman and Cutler LLP	111 West Monroe Street
Chicago, Illinois 60603

November 19, 2020

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: FT 9006

File No. 333-249335 CIK No. 1820356

Ladies/Gentlemen:

On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of FT 9006 (the "Fund"), there is enclosed Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was filed with the Securities and Exchange Commission (the "Commission") on October 6, 2020.

In connection with the review of the Registration Statement, the staff of the Commission requested confirmation that, absent paragraph (b)(1) of Rule 487 under the Securities Act of 1933, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. We confirm that were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Net Assets and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The Trust Agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at (312) 845-3017.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

EFF/arr